                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-54

                       RIVERSOURCE INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 09/30

Date of reporting period: 06/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                            RIVERSOURCE BALANCED FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (59.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.7%)
Boeing                                                 61,229              $4,023,970
General Dynamics                                       18,586               1,564,941
Goodrich                                               57,873               2,746,653
Honeywell Intl                                         90,841               4,567,485
L-3 Communications Holdings                            21,899               1,989,962
Lockheed Martin                                        42,893               4,231,823
Spirit AeroSystems Holdings Cl A                       21,266(b)              407,882
United Technologies                                    40,048               2,470,962
                                                                      ---------------
Total                                                                      22,003,678
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Northwest Airlines                                     59,936(b)              399,173
UAL                                                     9,485                  49,512
                                                                      ---------------
Total                                                                         448,685
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Fiat                                                   25,634(c)              420,128
Ford Motor                                             90,742(b)              436,469
                                                                      ---------------
Total                                                                         856,597
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Anheuser-Busch Companies                               19,122               1,187,859
Coca-Cola                                              60,259               3,132,263
Molson Coors Brewing Cl B                              21,512               1,168,747
PepsiCo                                                19,711               1,253,422
                                                                      ---------------
Total                                                                       6,742,291
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.3%)
Amgen                                                  26,686(b)            1,258,512
Genzyme                                                12,267(b)              883,469
                                                                      ---------------
Total                                                                       2,141,981
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                  72,670               1,143,099
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.1%)
Bank of New York Mellon                                64,516               2,440,640
Blackstone Group LP                                    48,849(v)              889,540
Goldman Sachs Group                                    15,307               2,677,194
KKR Private Equity Investors LP Unit                   49,822                 635,231
Legg Mason                                             10,558                 460,012
Lehman Brothers Holdings                              109,694               2,173,038
Merrill Lynch & Co                                     69,875               2,215,736
Morgan Stanley                                        101,839               3,673,333
Oaktree Capital Group LLC Cl A Unit                    32,000(d,o)            896,000
State Street                                           13,445                 860,346
                                                                      ---------------
Total                                                                      16,921,070
-------------------------------------------------------------------------------------


CHEMICALS (1.0%)
Ashland                                                10,640                 512,848
Dow Chemical                                          119,135(n)            4,159,003
Eastman Chemical                                       13,381                 921,416
EI du Pont de Nemours & Co                             55,736               2,390,517
                                                                      ---------------
Total                                                                       7,983,784
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.2%)
Fifth Third Bancorp                                   123,975               1,262,066
PNC Financial Services Group                           34,875               1,991,363
SunTrust Banks                                         25,904                 938,243
Wachovia                                              216,720               3,365,661
Wells Fargo & Co                                      102,305               2,429,743
                                                                      ---------------
Total                                                                       9,987,076
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems                                         148,673(b)            3,458,134
Motorola                                              201,775               1,481,029
Nokia ADR                                             110,296(c)            2,702,252
QUALCOMM                                               61,882               2,745,704
                                                                      ---------------
Total                                                                      10,387,119
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.4%)
Dell                                                   30,117(b)              658,960
Hewlett-Packard                                       123,623               5,465,373
IBM                                                    38,327               4,542,899
SanDisk                                                32,918(b)              615,567
                                                                      ---------------
Total                                                                      11,282,799
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                   6,798               1,264,972
KBR                                                    40,767               1,423,176
                                                                      ---------------
Total                                                                       2,688,148
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.3%)
American Express                                       41,676               1,569,935
Capital One Financial                                  29,011               1,102,708
                                                                      ---------------
Total                                                                       2,672,643
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.4%)
Apollo Mgmt LP                                         90,500(d,o)          1,312,250
Bank of America                                       408,678               9,755,143
Citigroup                                             423,480               7,097,525
JPMorgan Chase & Co                                   257,038               8,818,974
                                                                      ---------------
Total                                                                      26,983,892
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
AT&T                                                  485,011              16,340,021
Citizens Communications                                63,465                 719,693
Deutsche Telekom                                       79,095(c)            1,295,082
Qwest Communications Intl                             106,679                 419,248
Verizon Communications                                362,759              12,841,669
Windstream                                             61,768                 762,217
                                                                      ---------------
Total                                                                      32,377,930
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.0%)
Entergy                                                38,620               4,652,938
Exelon                                                 53,940               4,852,443
FPL Group                                              17,549               1,150,863
PPL                                                    23,846               1,246,430
Southern                                              129,836               4,533,873
                                                                      ---------------
Total                                                                      16,436,547
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                       34,980               1,729,761
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                       27,975(c)            1,002,065
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes                                           15,510               1,354,643
Halliburton                                            41,181               2,185,476
Natl Oilwell Varco                                     23,359(b)            2,072,410
Schlumberger                                            7,991                 858,473
Transocean                                             14,533(b)            2,214,684
Weatherford Intl                                       35,262(b)            1,748,643
                                                                      ---------------
Total                                                                      10,434,329
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.8%)
CVS Caremark                                           34,196               1,353,136
Safeway                                                29,144                 832,061
Walgreen                                               17,862                 580,694
Wal-Mart Stores                                        69,256               3,892,187
                                                                      ---------------
Total                                                                       6,658,078
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


FOOD PRODUCTS (0.6%)
General Mills                                          19,080              $1,159,492
Kellogg                                                32,548               1,562,955
Kraft Foods Cl A                                       67,945               1,933,035
                                                                      ---------------
Total                                                                       4,655,482
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
ONEOK                                                  33,947               1,657,632
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Boston Scientific                                     239,691(b)            2,945,802
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.9%)
Aetna                                                  47,503               1,925,297
Cardinal Health                                        25,582               1,319,520
CIGNA                                                  32,560               1,152,298
Humana                                                 23,424(b)              931,572
McKesson                                               15,061                 842,061
UnitedHealth Group                                     35,065                 920,456
                                                                      ---------------
Total                                                                       7,091,204
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.5%)
Darden Restaurants                                     17,449                 557,321
Intl Game Technology                                   29,308                 732,114
Marriott Intl Cl A                                     34,126                 895,466
McDonald's                                             26,244               1,475,438
                                                                      ---------------
Total                                                                       3,660,339
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.0%)
Centex                                                 88,359               1,181,360
DR Horton                                             150,134               1,628,954
Harman Intl Inds                                       21,572                 892,865
Hovnanian Enterprises Cl A                            110,253(b,v)            604,186
KB Home                                               109,183               1,848,469
Lennar Cl A                                            55,645                 686,659
Whirlpool                                              15,954                 984,840
                                                                      ---------------
Total                                                                       7,827,333
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.5%)
Colgate-Palmolive                                      10,867                 750,910
Procter & Gamble                                       56,897               3,459,906
                                                                      ---------------
Total                                                                       4,210,816
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.6%)
3M                                                     12,865                 895,275
General Electric                                      387,867              10,352,171
Tyco Intl                                              37,150(c)            1,487,486
                                                                      ---------------
Total                                                                      12,734,932
-------------------------------------------------------------------------------------


INSURANCE (3.8%)
ACE                                                   102,846(c)            5,665,786
AFLAC                                                  68,667               4,312,288
American Intl Group                                   191,943               5,078,812
Arch Capital Group                                     12,813(b,c)            849,758
Assured Guaranty                                       24,514(c)              441,007
Chubb                                                  42,034               2,060,086
Endurance Specialty Holdings                           21,447(c)              660,353
Hartford Financial Services Group                      69,234               4,470,439
Max Capital Group                                      22,229(c)              474,145
MetLife                                                34,408               1,815,710
Prudential Financial                                   69,737               4,166,088
Validus Holdings                                       11,995(c)              254,894
XL Capital Cl A                                        16,252(c)              334,141
                                                                      ---------------
Total                                                                      30,583,507
-------------------------------------------------------------------------------------


IT SERVICES (0.4%)
Affiliated Computer Services Cl A                      10,436(b)              558,222
Automatic Data Processing                              36,527               1,530,481
Electronic Data Systems                                38,061                 937,823
MasterCard Cl A                                         2,069                 549,361
                                                                      ---------------
Total                                                                       3,575,887
-------------------------------------------------------------------------------------


MACHINERY (1.4%)
Caterpillar                                            26,686               1,969,961
Deere & Co                                             52,336               3,774,996
Flowserve                                              22,440               3,067,548
Ingersoll-Rand Cl A                                    13,117(c)              490,969
Parker Hannifin                                        30,854               2,200,507
                                                                      ---------------
Total                                                                      11,503,981
-------------------------------------------------------------------------------------


MEDIA (3.3%)
Comcast Cl A                                          101,121               1,918,265
Comcast Special Cl A                                   65,563               1,229,962
DISH Network Cl A                                      16,430(b)              481,070
News Corp Cl A                                        289,196               4,349,508
Time Warner                                           363,311               5,377,003
Viacom Cl B                                            53,646(b)            1,638,349
Virgin Media                                          275,336(o)            3,747,323
Vivendi                                                82,415(c)            3,127,074
Walt Disney                                           123,486               3,852,763
XM Satellite Radio Holdings Cl A                      130,799(b)            1,025,464
                                                                      ---------------
Total                                                                      26,746,781
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
Alcoa                                                  64,347               2,292,040
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.5%)
JC Penney                                              48,251               1,751,028
Kohl's                                                 20,217(b)              809,489
Target                                                 27,946               1,299,210
                                                                      ---------------
Total                                                                       3,859,727
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.6%)
Dominion Resources                                     58,915               2,797,873
Xcel Energy                                            89,951               1,805,317
                                                                      ---------------
Total                                                                       4,603,190
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (10.0%)
Anadarko Petroleum                                     13,480               1,008,843
BP ADR                                                 51,845(c)            3,606,857
Chesapeake Energy                                      11,284                 744,293
Chevron                                               197,251              19,553,492
ConocoPhillips                                        141,671              13,372,326
Devon Energy                                           33,341               4,006,255
Exxon Mobil                                           320,347              28,232,180
Marathon Oil                                           30,399               1,576,796
Royal Dutch Shell ADR                                  17,437(c)            1,424,777
Total                                                  61,853(c)            5,278,067
XTO Energy                                              9,363                 641,459
                                                                      ---------------
Total                                                                      79,445,345
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                             64,525               1,503,432
Weyerhaeuser                                           25,576               1,307,957
                                                                      ---------------
Total                                                                       2,811,389
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.3%)
Avon Products                                          42,591               1,534,128
Herbalife                                              12,829(c)              497,124
                                                                      ---------------
Total                                                                       2,031,252
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.5%)
Bristol-Myers Squibb                                  236,592               4,857,234
Eli Lilly & Co                                         12,821                 591,817
Johnson & Johnson                                      46,473               2,990,073
Merck & Co                                            118,430               4,463,627
Pfizer                                                654,359(n)           11,431,651
Schering-Plough                                        30,559                 601,707
Wyeth                                                  69,572               3,336,673
                                                                      ---------------
Total                                                                      28,272,782
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Apartment Investment & Management Cl A                 28,230                 961,514
-------------------------------------------------------------------------------------


ROAD & RAIL (--%)
Hertz Global Holdings                                   9,451(b)               90,730
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
Advanced Micro Devices                                261,839(b)            1,526,521
Atmel                                                 240,409(b)              836,623
Infineon Technologies                                  58,079(b,c)            505,661
Infineon Technologies ADR                              71,865(b,c)            613,008
Intel                                                 184,874               3,971,094
Micron Technology                                     245,112(b)            1,470,672
ON Semiconductor                                       52,862(b)              484,745
Spansion Cl A                                         248,377(b)              558,848
Teradyne                                              110,914(b)            1,227,818
Texas Instruments                                      30,359                 854,909
                                                                      ---------------
Total                                                                      12,049,899
-------------------------------------------------------------------------------------


SOFTWARE (0.7%)
Microsoft                                             152,708               4,200,997
Oracle                                                 66,314(b)            1,392,594
Quest Software                                         23,477(b)              347,694
                                                                      ---------------
Total                                                                       5,941,285
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.7%)
Gap                                                    39,181                 653,147
Home Depot                                             80,216               1,878,659
Lowe's Companies                                       92,323               1,915,702
TJX Companies                                          43,728               1,376,120
                                                                      ---------------
Total                                                                       5,823,628
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.8%)
Countrywide Financial                                 156,598                 665,542
Fannie Mae                                             73,559               1,435,136
Freddie Mac                                           248,458               4,074,710
New York Community Bancorp                             33,753                 602,154
                                                                      ---------------
Total                                                                       6,777,542
-------------------------------------------------------------------------------------


TOBACCO (1.3%)
Altria Group                                          169,311               3,481,034
Philip Morris Intl                                    131,268               6,483,326
UST                                                    11,588                 632,821
                                                                      ---------------
Total                                                                      10,597,181
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Sprint Nextel                                         122,388              $1,162,686
Vodafone Group ADR                                     98,985(c)            2,916,098
                                                                      ---------------
Total                                                                       4,078,784
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $491,255,882)                                                     $477,711,556
-------------------------------------------------------------------------------------





BONDS (42.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                             5.75%              $140,000(d)         $138,250
 06-15-35                             6.63                205,000             202,254
Petroleos de Venezuela
 04-12-17                             5.25                384,000             266,880
                                                                      ---------------
Total                                                                         607,384
-------------------------------------------------------------------------------------


SOVEREIGN (0.3%)(C)
Govt of Ukraine
 Sr Unsecured
 11-14-17                             6.75                201,000(d)          180,197
Republic of Argentina
 09-12-13                             7.00                332,000             257,964
Republic of Argentina
 Sr Unsecured
 12-15-35                             0.00                359,000(u)           35,541
Republic of Colombia
 01-27-17                             7.38                200,000             216,000
 09-18-37                             7.38                100,000             107,000
Republic of El Salvador
 06-15-35                             7.65                 68,000(d)           70,380
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88                 81,000(d)           77,760
 10-12-35                             8.50                100,000(d)          102,000
Republic of Philippines
 01-14-31                             7.75                300,000             310,859
Republic of Turkey
 09-26-16                             7.00                100,000              95,750
 04-03-18                             6.75                205,000             191,675
 03-17-36                             6.88                302,000             249,528
Republic of Uruguay
 05-17-17                             9.25                100,000             121,500
Republic of Venezuela
 02-26-16                             5.75                 86,000              67,553
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50                 87,000              81,998
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63                 81,000              82,944
Russian Federation
 03-31-30                             7.50                117,215(d)          131,562
                                                                      ---------------
Total                                                                       2,380,211
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (5.8%)
Federal Farm Credit Bank
 10-17-12                             4.50              1,700,000           1,732,363
Federal Home Loan Mtge Corp
 04-16-37                             6.00              5,730,000           5,755,252
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                             5.00              1,660,000           1,551,310
Federal Natl Mtge Assn
 05-18-12                             4.88              4,480,000           4,626,317
 01-02-14                             5.13              1,650,000           1,646,387
 01-15-30                             7.13              1,015,000           1,264,700
 11-15-30                             6.63              1,430,000           1,697,490
 07-15-37                             5.63              1,045,000           1,080,687
U.S. Treasury
 04-30-10                             2.13              1,265,000           1,255,809
 06-30-10                             2.88                850,000             854,184
 05-31-13                             3.50              6,230,000           6,276,238
 06-30-13                             3.38                935,000(j)          936,680
 02-15-26                             6.00                453,000             530,541
 05-15-37                             5.00                330,000             354,647
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00              6,119,983(p)        6,498,510
 01-15-15                             1.63              9,223,524(p)        9,527,394
                                                                      ---------------
Total                                                                      45,588,509
-------------------------------------------------------------------------------------


ASSET-BACKED (1.1%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                             5.49                775,000(e)          768,946
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             2.59              1,300,000(d,i)      1,294,727
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                             6.15                575,000(d)          555,909
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                             5.75                300,000             296,868
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                            20.00              2,150,000(g)           29,479
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                             4.92                700,000             592,385
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                             5.69                650,000             578,071
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                             2.74                215,207(i)          200,808
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             2.64              1,200,000(i)        1,001,063
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                             5.04                450,000(d,e)        424,945
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              1,350,000(d,e)      1,242,203
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                             5.89              1,350,000(g)          205,043
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              1,900,000(g)          393,954
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                             1.50                800,000(g)          220,160
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57                504,776             491,152
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31                190,000              26,364
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66                125,000              15,896
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01                180,000              22,020
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                             2.62                206,985(i)          202,069
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                             5.45                575,000(d)          566,778
                                                                      ---------------
Total                                                                       9,128,840
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (5.5%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                             4.99                650,000             641,996
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                             5.45              1,625,000           1,550,937
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                             4.57                900,000             879,133
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                             5.47                825,000             770,921
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                             5.68              1,650,000           1,664,246
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                             4.15                 43,667(d)           43,571
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43                350,000             331,747
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                             5.70              1,450,000           1,376,105
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.23                375,000             364,996
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A4
 12-11-49                             5.32              1,000,000             923,293


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                             7.03%            $1,041,923          $1,055,475
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             2.76                300,000(d,i)        291,050
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                             5.72                750,000             713,050
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                             6.18              1,050,000           1,076,265
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                             4.60                475,000             457,535
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82                182,215             176,425
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25                350,000(d)          346,355
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
 12-10-41                             4.86              1,550,000           1,450,940
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88                400,000             395,451
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                             4.96                775,000             768,525
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             3.30                950,000(d,i)        867,507
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.80                575,000             349,244
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13                463,883             454,073
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                215,316             207,350
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77                950,000             920,060
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                             4.18                550,000             545,640
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                             4.48              1,150,631           1,126,412
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                             5.00              1,275,000           1,173,758
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                             5.18              1,600,000           1,534,984
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                             5.48                650,000             621,303
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49              1,000,000             970,130
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79                650,000             616,685
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                             5.90              1,375,000           1,280,780
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.20                525,000(d)          355,762
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
 09-15-26                             4.56              1,000,000             987,901
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97                650,000             621,894
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                             4.93              1,100,000           1,061,929
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             5.86                600,000             592,027
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                             5.37                600,000             567,014
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                             5.42                700,000             650,330
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                             5.87                825,000             785,994
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                             5.61                122,870             123,983
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                             6.15                425,000             416,084
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                             4.71                240,000             237,647
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                             4.34                257,847             256,653
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59                700,000             678,615
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.80                475,000             468,052
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                             5.88                700,000             675,745
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                             6.10              1,100,000           1,108,943
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08              2,125,000(d)        2,071,739
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                             4.94              1,075,000           1,018,903
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09                600,000             589,205
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                             5.56              3,175,000           3,048,413
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58                350,000             348,109
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73                700,000             699,582
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31                175,000             164,051
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                             5.34              1,290,000           1,194,315
                                                                      ---------------
Total                                                                      44,668,832
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (18.1%)(F,M)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                             5.69                895,837(k)          673,764
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                             5.92                989,483(k)          858,584
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.18                876,336(k)          820,876
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                             6.00                708,974             601,337
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                             4.75                455,391             443,152
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00              2,100,450           1,869,564
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                             7.25                 45,783(d,o)         28,614
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                             5.85                719,876(k)          569,695
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.21                596,418(k)          452,806
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                             5.10                875,000(d,k)        807,662
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                             5.98              1,564,483(k)        1,430,631


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50%            $1,101,752          $1,056,994
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73                713,935(g)          108,996
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                             4.75                426,730             415,262
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                             5.50                680,212             642,847
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                             5.50                676,704             640,215
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                             5.50              1,075,039           1,011,290
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50                626,780             602,480
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                             5.50                394,175             375,631
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                             6.00              1,063,328             993,300
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00              1,065,214             914,753
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                             6.00              1,153,750             984,518
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                             6.00              1,505,206           1,372,056
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00                780,335(d)          737,358
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.35                609,193(k)          479,271
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                             6.50              2,208,464           2,117,709
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                             6.00              1,248,482(k)        1,184,715
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                            15.32              3,822,887(g)           16,725
Federal Home Loan Mtge Corp
 07-01-38                             6.00              3,000,000(j)        3,030,000
 07-01-38                             6.50              3,500,000(j)        3,607,187
Federal Home Loan Mtge Corp #300779
 07-01-08                             6.75                    415                 415
Federal Home Loan Mtge Corp #C59161
 10-01-31                             6.00              1,007,068           1,025,302
Federal Home Loan Mtge Corp #C65869
 04-01-32                             6.00                674,904             688,833
Federal Home Loan Mtge Corp #C67723
 06-01-32                             7.00                674,731             719,395
Federal Home Loan Mtge Corp #C79925
 06-01-33                             5.50              1,667,865           1,652,489
Federal Home Loan Mtge Corp #E01419
 05-01-18                             5.50                334,832             339,778
Federal Home Loan Mtge Corp #E93097
 12-01-17                             5.50              1,040,917           1,054,915
Federal Home Loan Mtge Corp #E98725
 08-01-18                             5.00                525,940             524,871
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              1,129,030           1,127,613
Federal Home Loan Mtge Corp #G01441
 07-01-32                             7.00              1,061,645           1,121,083
Federal Home Loan Mtge Corp #G01535
 04-01-33                             6.00              2,899,582           2,970,055
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00              3,944,849           3,793,295
Federal Home Loan Mtge Corp #G11302
 07-01-17                             7.00              1,048,634           1,099,942
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             6.60                550,126(g)          146,704
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                            74.75                 25,576(g)               99
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
 10-15-22                            20.00                 82,484(g)              347
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
 06-15-32                            45.20                789,792(g,t)         63,566
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1614 Cl MZ Trust Series Z
 11-15-23                             6.50                 52,769(h)           54,621
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                             5.50                968,003             980,076
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                             6.50                411,833             430,016
Federal Natl Mtge Assn
 07-01-38                             5.00              2,000,000(j)        1,916,880
 07-01-38                             5.50             13,500,000(j)       13,305,937
 07-01-38                             6.00              3,500,000(j)        3,530,625
 07-01-38                             6.50              6,000,000(j)        6,176,249
 07-01-38                             7.00              2,500,000(j)        2,620,313
Federal Natl Mtge Assn #190988
 06-01-24                             9.00                155,512             168,736
Federal Natl Mtge Assn #250322
 08-01-25                             7.50                308,943             333,896
Federal Natl Mtge Assn #254236
 03-01-17                             6.50                559,951             584,145
Federal Natl Mtge Assn #254383
 06-01-32                             7.50                229,379             246,468
Federal Natl Mtge Assn #545008
 06-01-31                             7.00                908,347             969,176
Federal Natl Mtge Assn #545869
 07-01-32                             6.50                179,759             187,810
Federal Natl Mtge Assn #555375
 04-01-33                             6.00              1,877,074           1,920,039
Federal Natl Mtge Assn #555376
 04-01-18                             4.50              1,184,121           1,157,997
Federal Natl Mtge Assn #555458
 05-01-33                             5.50                989,985             978,848
Federal Natl Mtge Assn #555734
 07-01-23                             5.00                836,615             816,417
Federal Natl Mtge Assn #653730
 09-01-32                             6.50                671,263             701,044
Federal Natl Mtge Assn #654686
 11-01-32                             6.00                983,994             999,643
Federal Natl Mtge Assn #662061
 09-01-32                             6.50                461,795             479,392
Federal Natl Mtge Assn #667604
 10-01-32                             5.50              1,931,050           1,915,926
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                114,189             120,661
Federal Natl Mtge Assn #674764
 01-01-33                             6.00              1,667,774           1,698,665
Federal Natl Mtge Assn #678028
 09-01-17                             6.00              1,749,389           1,799,356
Federal Natl Mtge Assn #678946
 02-01-18                             5.50                712,048             724,472
Federal Natl Mtge Assn #688002
 03-01-33                             5.50                920,286             916,175
Federal Natl Mtge Assn #688691
 03-01-33                             5.50                374,650             371,482
Federal Natl Mtge Assn #689093
 07-01-28                             5.50                555,970             552,485
Federal Natl Mtge Assn #705096
 06-01-18                             5.00              1,598,833           1,598,579
Federal Natl Mtge Assn #712057
 07-01-18                             4.50                345,402             337,782
Federal Natl Mtge Assn #720070
 07-01-23                             5.50              1,420,093           1,419,171


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #720378
 06-01-18                             4.50%              $596,782            $583,616
Federal Natl Mtge Assn #731019
 07-01-33                             5.50                889,917             885,889
Federal Natl Mtge Assn #732094
 08-01-18                             5.50                601,220             610,982
Federal Natl Mtge Assn #735212
 12-01-34                             5.00              2,924,565           2,817,693
Federal Natl Mtge Assn #745079
 12-01-20                             5.00                871,718             866,260
Federal Natl Mtge Assn #745563
 08-01-34                             5.50              2,430,633           2,410,077
Federal Natl Mtge Assn #747339
 10-01-23                             5.50              1,088,684           1,093,133
Federal Natl Mtge Assn #747584
 11-01-28                             5.50              1,100,546           1,093,646
Federal Natl Mtge Assn #753085
 12-01-33                             6.50                714,791             741,731
Federal Natl Mtge Assn #759342
 01-01-34                             6.50              1,050,345           1,095,642
Federal Natl Mtge Assn #768117
 08-01-34                             5.45                392,968(k)          395,306
Federal Natl Mtge Assn #776962
 04-01-29                             5.00              1,590,763           1,538,895
Federal Natl Mtge Assn #785506
 06-01-34                             5.00              2,738,531           2,638,457
Federal Natl Mtge Assn #804442
 12-01-34                             6.50                609,662             630,036
Federal Natl Mtge Assn #851246
 04-01-36                             6.50              1,417,937           1,491,524
Federal Natl Mtge Assn #881629
 02-01-36                             5.50              2,207,760           2,162,169
Federal Natl Mtge Assn #886054
 07-01-36                             7.00              1,065,863           1,126,386
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             7.52              1,743,097(g)          488,824
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             9.86                431,830(g)           73,011
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            10.56                332,975(g)           46,778
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                             6.57              2,034,928(g)          532,128
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                             6.52              2,337,906(g)          604,823
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00                358,198             382,620
Govt Natl Mtge Assn
 07-01-38                             5.50              2,000,000(j)        1,990,000
 07-01-38                             6.00              2,000,000(j)        2,030,000
Govt Natl Mtge Assn #604708
 10-15-33                             5.50                927,478             926,871
Govt Natl Mtge Assn #616257
 02-15-34                             5.00              1,096,229           1,066,222
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                            16.51                659,304(g)          115,057
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                            44.17                 91,255(g)            6,622
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                             2.82                642,924(k)          383,177
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             4.50              9,178,720(g)           17,210
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                             6.50              3,372,351           2,984,715
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                             5.00                694,758             682,385
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                             6.00                919,711             865,035
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              1,572,196           1,439,550
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00                781,347             729,997
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                             6.00                789,023             711,951
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                             5.93              1,374,250(k)        1,310,168
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50              1,513,002           1,365,957
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                            20.00              3,502,014(g)            8,208
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
 07-25-19                             4.50              1,087,273           1,000,346
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                             5.29                669,139(k)          651,419
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                             5.93                653,377(k)          642,609
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00              1,679,392           1,507,087
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50              1,371,554           1,324,406
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                             6.02                619,644(k)          610,965
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11              1,432,645(k)        1,380,907
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00              1,877,381           1,777,355
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                             6.00                937,241             759,238
                                                                      ---------------
Total                                                                     145,031,938
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (--%)
DRS Technologies
 11-01-13                             6.88                 60,000              60,000
Moog
 Sr Sub Nts
 06-15-18                             7.25                 85,000(d)           83,725
                                                                      ---------------
Total                                                                         143,725
-------------------------------------------------------------------------------------


BANKING (1.5%)
Bank of America
 Sr Unsecured
 05-01-18                             5.65              2,455,000           2,292,995
Citigroup
 Sr Unsecured
 02-14-11                             5.13                435,000             433,345
 04-11-13                             5.50                760,000             741,743
 05-15-18                             6.13              1,690,000           1,617,274


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Credit Suisse New York
 Sub Nts
 02-15-18                             6.00%              $455,000            $439,494
JPMorgan Chase & Co
 Sr Nts
 01-15-18                             6.00              1,660,000           1,613,022
JPMorgan Chase Bank
 Sub Nts
 10-01-17                             6.00                530,000             514,865
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                             5.63              1,345,000           1,117,515
Popular North America
 10-01-08                             3.88              3,490,000           3,482,663
                                                                      ---------------
Total                                                                      12,252,916
-------------------------------------------------------------------------------------


BROKERAGE (0.6%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88              1,230,000           1,190,769
Merrill Lynch & Co
 02-05-13                             5.45                405,000             380,093
 04-25-18                             6.88              1,170,000           1,111,851
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63              1,870,000           1,771,871
                                                                      ---------------
Total                                                                       4,454,584
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
Airgas
 10-01-18                             7.13                250,000(d)          250,000
NALCO
 11-15-11                             7.75                180,000             180,000
                                                                      ---------------
Total                                                                         430,000
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.3%)
Clorox
 Sr Unsecured
 10-15-12                             5.45                490,000             488,300
 03-01-13                             5.00              1,575,000           1,539,751
                                                                      ---------------
Total                                                                       2,028,051
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (--%)
Tyco Electronics Group
 10-01-12                             6.00                180,000(c)          181,749
-------------------------------------------------------------------------------------


ELECTRIC (1.2%)
Consumers Energy
 1st Mtge Series H
 02-17-09                             4.80              1,680,000           1,684,819
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                             7.38              1,095,000           1,150,672
Exelon
 Sr Unsecured
 06-15-10                             4.45              1,160,000           1,149,740
FirstEnergy
 Sr Unsecured Series B
 11-15-11                             6.45                115,000             118,521
Florida Power
 1st Mtge
 06-15-38                             6.40                435,000             441,811
Indiana Michigan Power
 Sr Unsecured
 03-15-37                             6.05              1,025,000             895,660
IPALCO Enterprises
 Sr Secured
 11-14-11                             8.63                135,000             140,400
Majapahit Holding
 10-17-16                             7.75                100,000(c,d)         95,375
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                             8.56                 23,374              24,134
Nevada Power
 Series M
 03-15-16                             5.95                365,000             362,122
NiSource Finance
 03-01-13                             6.15                425,000             423,881
Northern States Power
 1st Mtge
 03-01-18                             5.25                 65,000              64,123
Northern States Power
 Sr Unsecured
 08-01-09                             6.88                965,000             992,189
Portland General Electric
 03-15-10                             7.88                420,000             440,567
Potomac Electric Power
 Sr Secured
 06-01-35                             5.40                295,000             248,002
Progress Energy Carolinas
 1st Mtge
 04-01-38                             6.30                150,000             151,416
Sierra Pacific Power
 Series M
 05-15-16                             6.00              1,220,000           1,206,522
                                                                      ---------------
Total                                                                       9,589,954
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.8%)
Cadbury Schweppes US Finance LLC
 10-01-08                             3.88              2,580,000(d)        2,577,358
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75                430,000             447,753
Cott Beverages USA
 12-15-11                             8.00                375,000             315,000
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                             6.82                690,000(d)          692,847
Kraft Foods
 Sr Unsecured
 01-26-39                             6.88                660,000             645,447
Molson Coors Capital Finance
 09-22-10                             4.85              1,605,000(c)        1,607,226
                                                                      ---------------
Total                                                                       6,285,631
-------------------------------------------------------------------------------------


GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                             8.00                105,000              96,075
-------------------------------------------------------------------------------------


GAS PIPELINES (0.6%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75                520,000             548,288
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80                987,000           1,008,176
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                             6.75                250,000             257,694
Northern Natural Gas
 Sr Unsecured
 02-15-37                             5.80                185,000(d)          168,634
Northwest Pipeline
 Sr Unsecured
 04-15-17                             5.95                765,000             748,032
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90                765,000(d)          730,831
Southern Star Central
 Sr Nts
 03-01-16                             6.75                210,000             199,500
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                             6.40              1,031,000           1,029,712
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                             7.00                385,000             400,400
                                                                      ---------------
Total                                                                       5,091,267
-------------------------------------------------------------------------------------


HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
 06-15-12                             5.65                415,000             415,133
 06-15-13                             5.50                295,000             293,593
Omnicare
 12-15-13                             6.75                365,000             343,100
 12-15-15                             6.88                 50,000              46,250
                                                                      ---------------
Total                                                                       1,098,076
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.2%)
Coventry Health Care
 Sr Unsecured
 08-15-14                             6.30                240,000             226,248
 03-15-17                             5.95                160,000             139,154
UnitedHealth Group
 Sr Unsecured
 11-15-37                             6.63                370,000             340,744
 02-15-38                             6.88                655,000             619,185
                                                                      ---------------
Total                                                                       1,325,331
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.7%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                             3.18                210,000(i)          207,596
 09-15-16                             5.95              1,160,000           1,160,623
Canadian Natural Resources
 Sr Unsecured
 02-01-39                             6.75                410,000(c)          412,677
EnCana
 Sr Nts
 10-15-13                             4.75                120,000(c)          117,580
EnCana
 Sr Unsecured
 11-01-11                             6.30              1,190,000(c)        1,220,809
Nexen
 11-20-13                             5.05                290,000(c)          285,952


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
Quicksilver Resources
 08-01-15                             8.25%              $350,000            $347,375
Sandridge Energy
 Sr Nts
 06-01-18                             8.00                 70,000(d)           70,175
XTO Energy
 Sr Unsecured
 02-01-14                             4.90              1,340,000           1,303,605
 01-31-15                             5.00                470,000             453,751
 06-30-15                             5.30                390,000             380,456
                                                                      ---------------
Total                                                                       5,960,599
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.3%)
Marathon Oil
 Sr Unsecured
 03-15-18                             5.90              1,040,000           1,026,272
Petro-Canada
 Sr Unsecured
 05-15-38                             6.80              1,055,000(c)        1,033,380
Suncor Energy
 Sr Unsecured
 06-01-39                             6.85                590,000(c)          599,234
TNK-BP Finance
 03-13-18                             7.88                100,000(c,d)         97,637
                                                                      ---------------
Total                                                                       2,756,523
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.4%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                             5.13              1,190,000(d)        1,181,729
Pacific Life Global Funding
 04-15-13                             5.15                330,000(d)          326,674
Pricoa Global Funding I
 Secured
 10-18-12                             5.40                970,000(d)          962,977
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                             5.30                480,000             480,269
 04-24-13                             5.30                280,000             280,098
Prudential Financial
 Sr Unsecured
 12-01-37                             6.63                345,000             323,703
                                                                      ---------------
Total                                                                       3,555,450
-------------------------------------------------------------------------------------


MEDIA CABLE (0.5%)
Comcast
 03-15-11                             5.50              1,275,000           1,281,528
 03-15-37                             6.45              1,330,000           1,237,819
Comcast MO of Delaware LLC
 09-01-08                             9.00              1,100,000           1,104,872
Comcast
 05-15-38                             6.40                235,000             217,718
CSC Holdings
 Sr Unsecured Series B
 07-15-09                             8.13                249,000             250,868
                                                                      ---------------
Total                                                                       4,092,805
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.1%)
British Sky Broadcasting Group
 02-23-09                             6.88              1,515,000(c)        1,537,967
 02-15-18                             6.10                735,000(c,d)        723,002
DIRECTV Holdings LLC/Finance
 Sr Nts
 05-15-16                             7.63                335,000(d)          329,138
EchoStar DBS
 10-01-13                             7.00                 30,000              28,575
 10-01-14                             6.63                 61,000              56,425
 02-01-16                             7.13                125,000             115,313
News America
 12-15-35                             6.40                965,000             913,197
 11-15-37                             6.65                 95,000              92,761
Reed Elsevier Capital
 08-01-11                             6.75                840,000             870,761
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13              1,525,000           1,423,607
Thomson Reuters
 10-01-14                             5.70              1,700,000(c)        1,673,751
 07-15-18                             6.50                825,000(c)          822,094
                                                                      ---------------
Total                                                                       8,586,591
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (--%)
American Express
 Sr Unsecured
 03-19-38                             8.15                 95,000             103,395
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Gaz Capital
 Sr Unsecured
 11-22-16                             6.21                100,000(c,d)         92,500
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Owens-Brockway Glass Container
 05-15-13                             8.25                515,000             527,875
-------------------------------------------------------------------------------------


PAPER (--%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                             8.00                125,000             100,000
-------------------------------------------------------------------------------------


PROPERTY & CASUALTY (--%)
Berkshire Hathaway Finance
 05-15-18                             5.40                375,000(d)          374,100
-------------------------------------------------------------------------------------


RAILROADS (0.3%)
CSX
 Sr Unsecured
 03-15-12                             6.30                480,000             480,946
 03-15-13                             5.75              1,030,000           1,009,603
 04-01-15                             6.25                775,000             777,632
                                                                      ---------------
Total                                                                       2,268,181
-------------------------------------------------------------------------------------


REITS (0.1%)
Brandywine Operating Partnership LP
 05-01-17                             5.70                170,000             144,454
ERP Operating LP
 Sr Unsecured
 06-15-17                             5.75                460,000             425,670
Simon Property Group LP
 Sr Unsecured
 12-01-16                             5.25                 80,000              73,496
                                                                      ---------------
Total                                                                         643,620
-------------------------------------------------------------------------------------


RESTAURANTS (--%)
McDonald's
 Sr Unsecured
 03-01-18                             5.35                315,000             307,325
-------------------------------------------------------------------------------------


RETAILERS (0.3%)
Home Depot
 Sr Unsecured
 03-01-11                             5.20                230,000             228,109
Kohl's
 Sr Unsecured
 12-15-17                             6.25                345,000             328,913
Macys Retail Holdings
 07-15-09                             4.80              2,050,000           2,009,017
                                                                      ---------------
Total                                                                       2,566,039
-------------------------------------------------------------------------------------


SUPERMARKETS (--%)
Kroger
 04-15-12                             6.75                330,000             345,371
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Communications & Power Inds
 02-01-12                             8.00                 15,000              14,663
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Philip Morris Intl
 Sr Unsecured
 05-16-18                             5.65                720,000             699,813
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
 10-15-17                             6.38              2,095,000(d)        1,821,163
-------------------------------------------------------------------------------------


TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                            10.25          1,848,000,000(c)          159,051
-------------------------------------------------------------------------------------


WIRELESS (--%)
Nextel Communications
 Series D
 08-01-15                             7.38                280,000             232,400
-------------------------------------------------------------------------------------


WIRELINES (2.2%)
AT&T
 Sr Unsecured
 03-15-11                             6.25              2,030,000           2,099,067
 01-15-38                             6.30                320,000             302,486
 05-15-38                             6.40              1,520,000           1,455,886
Citizens Communications
 Sr Unsecured
 01-15-13                             6.25                165,000             153,038
Telecom Italia Capital
 11-15-13                             5.25              3,020,000(c)        2,852,831
Telefonica Europe
 09-15-10                             7.75              2,195,000(c)        2,313,425
TELUS
 Sr Unsecured
 06-01-11                             8.00              3,685,000(c)        3,956,459
Verizon Communications
 04-15-38                             6.90                645,000             641,762
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88              2,920,000           3,045,256
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65                595,000             599,665


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Windstream
 08-01-16                             8.63%              $132,000            $131,670
 03-15-19                             7.00                 30,000              27,225
                                                                      ---------------
Total                                                                      17,578,770
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $351,617,461)                                                     $343,924,229




MUNICIPAL BONDS (0.1%)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds Series 2007A-1
 06-01-46                               6.71%          $860,000              $745,672
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $859,914)                                                              745,672
-------------------------------------------------------------------------------------



SENIOR LOANS (0.4%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSUMER CYCLICAL SERVICES (--%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          4.86-5.30%          $394,012              $359,733
-------------------------------------------------------------------------------------


HEALTH CARE (0.2%)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD             33,427(j,r,s)         31,467
Community Health Systems
 Term Loan
 07-25-14                          4.73-4.90            653,602               615,275
HCA
 Tranche B Term Loan
 11-17-13                               5.05          1,047,471               982,716
                                                                      ---------------
Total                                                                       1,629,458
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
 09-06-14                          4.89-4.90            614,460               539,115
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.1%)
Idearc
 Tranche B Term Loan
 11-17-14                          4.39-4.70            332,267               265,399
Nielsen Finance
 Term Loan
 08-09-13                               4.73            426,590(c)            396,464
                                                                      ---------------
Total                                                                         661,863
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $3,502,022)                                                         $3,190,169
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.5%)(w)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              19,749,383(q)        $19,749,383
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $19,749,383)                                                       $19,749,383
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $866,984,662)(x)                                                  $845,321,009
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2008, the value of foreign securities represented 7.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $23,120,444 or 2.9% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2008.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2008.

(j) At June 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $39,291,333.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2008.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
9  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

(m) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2008:

                                                     PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                               AMOUNT        DATE       RECEIVABLE      VALUE
------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
07-01-23 5.50%                                        $750,000     07-17-08      $748,125     $754,921


(n) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Sept. 2008, 20-year                                          $7,000,000
U.S. Treasury Note, Sept. 2008, 2-year                                        7,000,000
SALE CONTRACTS
U.S. Treasury Note, Sept. 2008, 5-year                                       27,100,000
U.S. Treasury Note, Sept. 2008, 10-year                                      14,700,000


(o) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 01-16-08      $2,007,165
Banc of America Funding*
  Series 2006-2 Cl N1
  7.25% 2046                                11-14-06                 45,384
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 07-19-07       1,337,160
Virgin Media                         11-21-05 thru 04-10-08       5,773,519


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended

(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(r) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(s) At June 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems                                                      $33,427


(t) Represents securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on June 30, 2008. At June 30, 2008, the value of inverse floaters represented 0.01% of net assets.

(u) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(v)  At June 30, 2008, security was partially or fully on loan.

(w) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.2% of net assets. The Fund's cash equivalent position is 2.3% of net assets.

(x) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $866,985,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $76,658,000
Unrealized depreciation                                                      (98,322,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(21,664,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.





--------------------------------------------------------------------------------
10  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (93.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
Alliant Techsystems                                       2,119(b)           $215,460
L-3 Communications Holdings                               3,746               340,399
United Technologies                                      17,034             1,050,998
                                                                      ---------------
Total                                                                       1,606,857
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                                2,414               148,389
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Johnson Controls                                         11,458               328,615
-------------------------------------------------------------------------------------


AUTOMOBILES (0.3%)
Harley-Davidson                                          16,899               612,758
-------------------------------------------------------------------------------------


BEVERAGES (4.3%)
Coca-Cola                                               113,606             5,905,240
Pepsi Bottling Group                                      4,058(d)            113,299
PepsiCo                                                  36,832             2,342,147
                                                                      ---------------
Total                                                                       8,360,686
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.6%)
Amgen                                                    12,348(b)            582,332
Biogen Idec                                              29,285(b)          1,636,738
Genzyme                                                  12,938(b)            931,795
                                                                      ---------------
Total                                                                       3,150,865
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Masco                                                    22,730               357,543
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.7%)
BlackRock                                                 4,449               787,473
Goldman Sachs Group                                      16,235             2,839,501
Lehman Brothers Holdings                                  1,333                26,407
Merrill Lynch & Co                                       40,774             1,292,944
Morgan Stanley                                           53,973             1,946,806
State Street                                              5,916               378,565
                                                                      ---------------
Total                                                                       7,271,696
-------------------------------------------------------------------------------------


CHEMICALS (6.2%)
Celanese Series A                                         8,179               373,453
Monsanto                                                 56,509             7,144,997
Mosaic                                                   14,685(b)          2,124,920
Praxair                                                  25,948             2,445,340
                                                                      ---------------
Total                                                                      12,088,710
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.1%)
Synovus Financial                                        13,043               113,865
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (--%)
Stericycle                                                1,745(b)             90,217
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.3%)
CommScope                                                 2,026(b)            106,912
Harris                                                    2,821               142,432
JDS Uniphase                                             11,809(b)            134,150
Juniper Networks                                         36,009(b)            798,680
QUALCOMM                                                 28,857             1,280,385
                                                                      ---------------
Total                                                                       2,462,559
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (8.6%)
Apple                                                    52,502(b,d)        8,790,934
Dell                                                    100,215(b)          2,192,704
Diebold                                                   4,549               161,853
EMC                                                     122,810(b)          1,804,079
IBM                                                      13,438             1,592,806
Lexmark Intl Cl A                                        26,885(b)            898,766
NCR                                                       7,263(b)            183,028
QLogic                                                   13,234(b)            193,084
Western Digital                                          37,792(b)          1,304,958
                                                                      ---------------
Total                                                                      17,122,212
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.5%)
Fluor                                                     6,981             1,299,024
Foster Wheeler                                            9,555(b)            698,948
Jacobs Engineering Group                                 10,671(b)            861,150
Shaw Group                                                2,505(b)            154,784
                                                                      ---------------
Total                                                                       3,013,906
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
American Express                                          3,921               147,704
SLM                                                       8,433(b)            163,179
                                                                      ---------------
Total                                                                         310,883
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.3%)
Owens-Illinois                                           14,640(b)            610,342
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.4%)
Career Education                                          9,496(b)            138,737
H&R Block                                                27,000               577,800
                                                                      ---------------
Total                                                                         716,537
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (--%)
SunPower Cl A                                             1,058(b)             76,155
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Amphenol Cl A                                             4,266               191,458
Arrow Electronics                                        13,372(b)            410,788
Avnet                                                    32,440(b)            884,963
Natl Instruments                                          6,175               175,185
Sanmina-SCI                                             108,923(b)            139,421
Trimble Navigation                                        3,660(b)            130,662
                                                                      ---------------
Total                                                                       1,932,477
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (8.4%)
Cameron Intl                                             13,880(b)            768,258
Diamond Offshore Drilling                                 6,709               933,490
ENSCO Intl                                                7,329               591,743
FMC Technologies                                          7,532(b)            579,437
Natl Oilwell Varco                                       13,821(b)          1,226,199
Noble                                                     9,111               591,851
Oceaneering Intl                                          1,800(b)            138,690
Schlumberger                                             52,362             5,625,249
Smith Intl                                                3,540               294,316
Tidewater                                                 3,337               217,005
Transocean                                               15,195(b)          2,315,566
Weatherford Intl                                         69,962(b)          3,469,416
                                                                      ---------------
Total                                                                      16,751,220
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (5.4%)
Costco Wholesale                                         23,030             1,615,324
Kroger                                                    6,559               189,358
Walgreen                                                 28,923(d)            940,287
Wal-Mart Stores                                         141,255             7,938,531
                                                                      ---------------
Total                                                                      10,683,500
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.4%)
Dean Foods                                                6,531(b)            128,138
Sara Lee                                                 48,646               595,914
                                                                      ---------------
Total                                                                         724,052
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Becton Dickinson & Co                                     6,151               500,076
DENTSPLY Intl                                             9,582               352,618
Intuitive Surgical                                        2,353(b)            633,898
Varian Medical Systems                                    8,212(b)            425,792
                                                                      ---------------
Total                                                                       1,912,384
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HEALTH CARE PROVIDERS & SERVICES (3.1%)
Cardinal Health                                          24,923            $1,285,528
CIGNA                                                    32,762(d)          1,159,447
Express Scripts                                          23,924(b,d)        1,500,513
Health Net                                               11,610(b)            279,337
Humana                                                    5,400(b)            214,758
Lincare Holdings                                          9,443(b)            268,181
Medco Health Solutions                                    9,235(b)            435,892
Quest Diagnostics                                         3,170               153,650
Tenet Healthcare                                         33,417(b)            185,799
UnitedHealth Group                                       22,415               588,394
                                                                      ---------------
Total                                                                       6,071,499
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.2%)
Intl Game Technology                                     16,195               404,551
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.4%)
Black & Decker                                            2,518               144,810
Centex                                                    8,701               116,332
Garmin                                                    5,381(c)            230,522
NVR                                                         399(b)            199,532
Pulte Homes                                              11,419(d)            109,965
                                                                      ---------------
Total                                                                         801,161
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.3%)
Kimberly-Clark                                            8,744               522,716
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.1%)
3M                                                       14,813             1,030,836
McDermott Intl                                            7,444(b)            460,709
Textron                                                  15,678               751,447
                                                                      ---------------
Total                                                                       2,242,992
-------------------------------------------------------------------------------------


INSURANCE (5.2%)
ACE                                                      23,588(c)          1,299,463
AFLAC                                                    50,516             3,172,405
American Intl Group                                     152,634             4,038,695
Hanover Insurance Group                                   3,653               155,253
HCC Insurance Holdings                                   10,588               223,830
PartnerRe                                                 2,051(c)            141,786
Prudential Financial                                      8,109               484,432
Transatlantic Holdings                                    2,323               131,180
WR Berkley                                               13,052               315,336
XL Capital Cl A                                           7,145(c)            146,901
                                                                      ---------------
Total                                                                      10,109,281
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                               10,316(b,d)          756,472
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.3%)
Google Cl A                                               3,664(b)          1,928,803
VeriSign                                                 14,213(b)            537,251
                                                                      ---------------
Total                                                                       2,466,054
-------------------------------------------------------------------------------------


IT SERVICES (1.4%)
Affiliated Computer Services Cl A                         4,360(b)            233,216
Electronic Data Systems                                   9,186               226,343
Global Payments                                           4,125               192,225
Hewitt Associates Cl A                                   12,060(b)            462,260
Iron Mountain                                            18,540(b)            492,237
MasterCard Cl A                                           2,894               768,415
Western Union                                            12,748               315,131
                                                                      ---------------
Total                                                                       2,689,827
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Mattel                                                   17,454               298,812
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.5%)
Charles River Laboratories Intl                           5,726(b)            366,006
Covance                                                   4,165(b)            358,273
Invitrogen                                                8,258(b)            324,209
                                                                      ---------------
Total                                                                       1,048,488
-------------------------------------------------------------------------------------


MACHINERY (2.4%)
Cummins                                                   1,746               114,398
Deere & Co                                               21,726             1,567,097
Eaton                                                     1,976               167,901
Flowserve                                                 1,809               247,290
Illinois Tool Works                                      19,783               939,890
Ingersoll-Rand Cl A                                      16,412(c)            614,301
Joy Global                                                7,568               573,881
Oshkosh                                                   1,416                29,297
PACCAR                                                    7,766               324,852
Terex                                                     1,921(b)             98,682
                                                                      ---------------
Total                                                                       4,677,589
-------------------------------------------------------------------------------------


MEDIA (0.2%)
Discovery Holding Cl A                                    9,251(b)            203,152
New York Times Cl A                                       9,758               150,176
                                                                      ---------------
Total                                                                         353,328
-------------------------------------------------------------------------------------


METALS & MINING (1.8%)
AK Steel Holding                                          6,943               479,067
Cleveland-Cliffs                                          6,294               750,182
Freeport-McMoRan Copper & Gold                            5,233               613,255
Newmont Mining                                           29,621             1,545,032
Reliance Steel & Aluminum                                 1,603               123,575
Southern Copper                                             591                63,018
                                                                      ---------------
Total                                                                       3,574,129
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.6%)
Dollar Tree                                              14,466(b)            472,894
Family Dollar Stores                                     11,216               223,647
Kohl's                                                    7,044(b)            282,042
Target                                                    3,882               180,474
                                                                      ---------------
Total                                                                       1,159,057
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.1%)
CenterPoint Energy                                       11,765               188,828
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.0%)
Chesapeake Energy                                        16,966             1,119,077
CONSOL Energy                                             6,438               723,438
Denbury Resources                                        21,389(b)            780,699
Exxon Mobil                                              68,469(d)          6,034,173
Frontier Oil                                              5,670               135,570
Frontline                                                 6,948(c)            484,831
Peabody Energy                                           23,170             2,040,119
Sunoco                                                    2,445                99,487
Valero Energy                                             9,739(d)            401,052
                                                                      ---------------
Total                                                                      11,818,446
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                            7,210               189,407
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.6%)
Allergan                                                  9,497               494,319
Eli Lilly & Co                                           24,848             1,146,984
Forest Laboratories                                      25,318(b)            879,547
Johnson & Johnson                                        83,235             5,355,340
Merck & Co                                              110,583             4,167,873
Mylan                                                    11,580               139,771
Wyeth                                                    60,493             2,901,244
                                                                      ---------------
Total                                                                      15,085,078
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
Avis Budget Group                                         8,321(b)             69,647
Burlington Northern Santa Fe                             10,441             1,042,951
                                                                      ---------------
Total                                                                       1,112,598
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.4%)
Analog Devices                                            2,798                88,892
Cree                                                     18,165(b)            414,344
Cypress Semiconductor                                    14,372(b)            355,707
Intel                                                   319,833(d)          6,870,013
Lam Research                                              4,114(b)            148,721
Maxim Integrated Products                                 6,650               139,983
Natl Semiconductor                                        8,419               172,926
Rambus                                                   17,573(b)            335,117
Silicon Laboratories                                      4,910(b)            177,202
                                                                      ---------------
Total                                                                       8,702,905
-------------------------------------------------------------------------------------


SOFTWARE (2.0%)
Activision                                                6,414(b)            218,525
Autodesk                                                  4,285(b)            144,876
Microsoft                                                53,814             1,480,423
NAVTEQ                                                    9,273(b)            714,021
Oracle                                                   19,514(b)            409,794
Salesforce.com                                           13,698(b)            934,615
                                                                      ---------------
Total                                                                       3,902,254
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.1%)
Abercrombie & Fitch Cl A                                  4,465               279,866
AutoZone                                                  1,602(b)            193,858
Bed Bath & Beyond                                        15,989(b)            449,291
Best Buy                                                  9,923               392,951
GameStop Cl A                                            10,921(b)            441,208
Home Depot                                              156,651             3,668,765
Lowe's Companies                                         93,946             1,949,380
Office Depot                                             13,152(b)            143,883
O'Reilly Automotive                                       5,571(b)            124,512
RadioShack                                               44,097               541,070
Ross Stores                                               8,507               302,169
Sherwin-Williams                                          3,932               180,597
Staples                                                  26,294               624,483
TJX Companies                                            14,732               463,616
Williams-Sonoma                                          11,399               226,156
                                                                      ---------------
Total                                                                       9,981,805
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Coach                                                     8,125(b)            234,650
Nike Cl B                                                 4,011               239,096
                                                                      ---------------
Total                                                                         473,746
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.4%)
Freddie Mac                                              49,091               805,092
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TOBACCO (2.1%)
Altria Group                                             54,933            $1,129,422
Philip Morris Intl                                       54,933             2,713,141
UST                                                       3,532               192,883
                                                                      ---------------
Total                                                                       4,035,446
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $197,134,637)                                                     $183,917,989
-------------------------------------------------------------------------------------



MONEY MARKET FUND (6.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              11,930,681(e)        $11,930,681
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,930,681)                                                       $11,930,681
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $209,065,318)(f)                                                  $195,848,670
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2008, the value of foreign securities represented 1.5% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, Sept. 2008                                                         37


(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(f) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $209,065,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $10,356,000
Unrealized depreciation                                                      (23,572,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(13,216,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.1%)
Boeing                                                  696,138           $45,750,189
Goodrich                                                642,716            30,503,301
Honeywell Intl                                        1,263,985            63,553,167
                                                                      ---------------
Total                                                                     139,806,657
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.0%)
United Parcel Service Cl B                            1,071,545            65,867,871
-------------------------------------------------------------------------------------


AIRLINES (0.5%)
AMR                                                   1,413,944(b)          7,239,393
Continental Airlines Cl B                               614,974(b)          6,217,387
Delta Air Lines                                       1,161,348(b)          6,619,684
Northwest Airlines                                    1,199,097(b)          7,985,986
UAL                                                     461,030             2,406,577
US Airways Group                                      1,211,554(b)          3,028,885
                                                                      ---------------
Total                                                                      33,497,912
-------------------------------------------------------------------------------------


AUTOMOBILES (1.8%)
Ford Motor                                           18,477,644(b,d)       88,877,468
General Motors                                        2,914,640(d)         33,518,360
                                                                      ---------------
Total                                                                     122,395,828
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.3%)
Genentech                                               268,211(b)         20,357,215
-------------------------------------------------------------------------------------


CHEMICALS (4.4%)
Air Products & Chemicals                                353,524            34,949,383
Dow Chemical                                          3,669,353           128,097,113
EI du Pont de Nemours & Co                            3,195,471           137,053,751
                                                                      ---------------
Total                                                                     300,100,247
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.5%)
US Bancorp                                              730,157            20,364,079
Wachovia                                                 23,090               358,588
Wells Fargo & Co                                        497,775            11,822,156
                                                                      ---------------
Total                                                                      32,544,823
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.5%)
Waste Management                                        885,323            33,385,530
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                   1,495,002(c,d)       15,548,021
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.2%)
Hewlett-Packard                                       2,221,824            98,226,839
IBM                                                   1,011,525           119,896,058
                                                                      ---------------
Total                                                                     218,122,897
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.8%)
Fluor                                                   261,191            48,602,421
Insituform Technologies Cl A                            308,527(b)          4,698,866
                                                                      ---------------
Total                                                                      53,301,287
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.5%)
CEMEX ADR                                             1,355,089(b,c)       33,470,698
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Temple-Inland                                           144,890             1,632,910
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.2%)
Bank of America                                       2,561,958            61,153,937
Citigroup                                             2,855,733            47,862,085
JPMorgan Chase & Co                                   1,105,392            37,926,000
                                                                      ---------------
Total                                                                     146,942,022
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
AT&T                                                  2,576,815            86,812,898
BT Group                                              4,323,738(c)         17,217,160
Deutsche Telekom ADR                                  3,514,376(c)         57,530,335
FairPoint Communications                                 29,231               210,756
Telefonos de Mexico ADR Series L                      1,092,411(c,d)       25,868,292
Telmex Internacional ADR                              1,092,411(b,c,d)     17,587,817
Verizon Communications                                1,557,902            55,149,731
                                                                      ---------------
Total                                                                     260,376,989
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                                               1,547,481(b,c)       43,824,662
Hubbell Cl B                                            239,214             9,537,462
                                                                      ---------------
Total                                                                      53,362,124
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                        281,497(c)         10,083,223
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (8.6%)
Baker Hughes                                          1,170,274           102,211,731
BJ Services                                           1,692,385            54,054,777
Halliburton                                           3,384,556           179,618,387
Schlumberger                                            969,836           104,189,481
Tenaris ADR                                             709,405(c)         52,850,673
Transocean                                              561,720(b)         85,600,511
                                                                      ---------------
Total                                                                     578,525,560
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.7%)
Wal-Mart Stores                                       3,204,890           180,114,818
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.0%)
Carnival Unit                                         2,722,499            89,733,567
Royal Caribbean Cruises                               1,941,814(d)         43,632,561
                                                                      ---------------
Total                                                                     133,366,128
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.9%)
Centex                                                  315,437             4,217,393
DR Horton                                               495,747             5,378,855
KB Home                                                 307,737(d)          5,209,987
Pulte Homes                                             529,829             5,102,253
Stanley Works                                         1,510,122            67,698,769
Whirlpool                                               668,235(d)         41,250,147
                                                                      ---------------
Total                                                                     128,857,404
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Calpine                                                 315,774(b)          7,123,861
CB Calpine Escrow                                     6,000,000(b,f)                6
                                                                      ---------------
Total                                                                       7,123,867
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (3.6%)
3M                                                      883,582            61,488,471
General Electric                                      1,725,587            46,055,917
McDermott Intl                                        1,523,166(b)         94,268,744
Tyco Intl                                             1,041,406(c)         41,697,896
                                                                      ---------------
Total                                                                     243,511,028
-------------------------------------------------------------------------------------


INSURANCE (11.1%)
ACE                                                   2,010,707(c)        110,769,849
Allstate                                              1,144,011            52,155,461
American Intl Group                                   1,051,990            27,835,655
Aon                                                   1,056,788            48,548,841
Axis Capital Holdings                                   862,151(c)         25,700,721
Endurance Specialty Holdings                          1,109,657(c)         34,166,339


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Everest Re Group                                        161,905(c)        $12,905,448
Lincoln Natl                                            654,308            29,653,239
Loews                                                 1,359,907            63,779,638
Marsh & McLennan Companies                            4,102,524           108,922,012
Montpelier Re Holdings                                1,684,227(c)         24,842,348
PartnerRe                                               300,691(c)         20,786,769
RenaissanceRe Holdings                                  660,162(c)         29,489,437
Travelers Companies                                   2,674,893           116,090,356
XL Capital Cl A                                       2,139,555(c)         43,989,251
                                                                      ---------------
Total                                                                     749,635,364
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
Computer Sciences                                       373,243(b)         17,482,702
-------------------------------------------------------------------------------------


MACHINERY (11.5%)
Caterpillar                                           3,606,506           266,232,274
Deere & Co                                            1,410,945           101,771,463
Eaton                                                 1,513,061           128,564,794
Illinois Tool Works                                   1,948,071            92,552,853
Ingersoll-Rand Cl A                                   2,453,043(c)         91,817,399
Parker Hannifin                                       1,309,667            93,405,450
                                                                      ---------------
Total                                                                     774,344,233
-------------------------------------------------------------------------------------


MEDIA (0.8%)
CBS Cl B                                              2,797,860            54,530,291
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Alcoa                                                 1,487,833            52,996,611
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.9%)
JC Penney                                               370,331            13,439,312
Macy's                                                1,783,628            34,638,056
Nordstrom                                               401,827            12,175,358
                                                                      ---------------
Total                                                                      60,252,726
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (13.6%)
Anadarko Petroleum                                      481,026            35,999,986
Apache                                                  363,032            50,461,448
BP ADR                                                1,841,173(c)        128,090,406
Chevron                                               1,723,148           170,815,661
ConocoPhillips                                        1,713,585           161,745,288
Devon Energy                                            187,961            22,585,394
EnCana                                                  384,777(c)         34,987,773
Marathon Oil                                          1,912,923            99,223,316
Petroleo Brasileiro ADR                               1,449,305(c)        102,654,273
Pioneer Natural Resources                               508,424            39,799,431
Spectra Energy                                          607,467            17,458,602
Total ADR                                               575,496(c)         49,072,544
Valero Energy                                           210,947             8,686,797
                                                                      ---------------
Total                                                                     921,580,919
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (2.1%)
Intl Paper                                            4,143,901            96,552,893
Louisiana-Pacific                                       657,765(d)          5,584,425
Weyerhaeuser                                            803,922            41,112,571
                                                                      ---------------
Total                                                                     143,249,889
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.9%)
Abbott Laboratories                                     668,150            35,391,906
Bristol-Myers Squibb                                    779,751            16,008,288
Eli Lilly & Co                                          380,517            17,564,665
Johnson & Johnson                                       918,001            59,064,184
Merck & Co                                            1,775,682            66,925,455
Pfizer                                                2,556,611            44,663,994
Wyeth                                                   468,769            22,482,161
                                                                      ---------------
Total                                                                     262,100,653
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Simon Property Group                                    209,787            18,857,753
-------------------------------------------------------------------------------------


ROAD & RAIL (1.3%)
Burlington Northern Santa Fe                            429,358            42,888,571
Union Pacific                                           604,178            45,615,439
                                                                      ---------------
Total                                                                      88,504,010
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.4%)
Intel                                                 8,928,329           191,780,507
Micron Technology                                       956,446(b)          5,738,676
STMicroelectronics                                    3,216,815(c)         33,229,699
Taiwan Semiconductor Mfg ADR                          6,007,308(c)         65,539,730
                                                                      ---------------
Total                                                                     296,288,612
-------------------------------------------------------------------------------------


SOFTWARE (0.7%)
Microsoft                                             1,680,661            46,234,984
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.3%)
Home Depot                                            3,836,558            89,852,188
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.3%)
Fannie Mae                                            1,128,199            22,011,162
-------------------------------------------------------------------------------------


TOBACCO (2.9%)
Altria Group                                            943,787            19,404,261
Lorillard                                             1,908,219(b)        131,972,412
Philip Morris Intl                                      943,787            46,613,640
                                                                      ---------------
Total                                                                     197,990,313
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $6,404,714,118)                                                 $6,608,207,469
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.2%)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS
Schering-Plough
 6.00% Cv                                                80,000           $15,245,600
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $20,000,000)                                                       $15,245,600
-------------------------------------------------------------------------------------





BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $24,573,000          $24,161,402
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $24,573,000)                                                       $24,161,402
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.4%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%             228,411,509(g)       $228,411,509
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $228,411,509)                                                     $228,411,509
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,677,698,627)(h)                                              $6,876,025,980
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2008, the value of foreign securities represented 16.7% of net assets.

(d)  At June 30, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.9% of net assets. The Fund's cash equivalent position is 1.5% of net assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES              COST
---------------------------------------------------------------------
CB Calpine Escrow                    12/20/01 thru 12/21/01       $--


(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.


--------------------------------------------------------------------------------
2 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

(h) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $6,677,699,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                   $1,230,748,000
Unrealized depreciation                                                   (1,032,421,000)

----------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $198,327,000
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE MID CAP VALUE FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Goodrich                                                508,866           $24,150,780
Spirit AeroSystems Holdings Cl A                        428,571(b)          8,219,992
                                                                      ---------------
Total                                                                      32,370,772
-------------------------------------------------------------------------------------


AIRLINES (0.7%)
AMR                                                     753,822(b,e)        3,859,569
Continental Airlines Cl B                               382,118(b)          3,863,213
Delta Air Lines                                         689,950(b)          3,932,715
Northwest Airlines                                      591,865(b)          3,941,821
UAL                                                     145,152               757,693
US Airways Group                                        713,134(b)          1,782,835
                                                                      ---------------
Total                                                                      18,137,846
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.9%)
ArvinMeritor                                          1,104,906            13,789,227
Goodyear Tire & Rubber                                  423,770(b)          7,555,819
Johnson Controls                                        161,333             4,627,030
Magna Intl Cl A                                          95,649(c)          5,666,247
WABCO Holdings                                          328,525            15,263,272
                                                                      ---------------
Total                                                                      46,901,595
-------------------------------------------------------------------------------------


AUTOMOBILES (2.5%)
Ford Motor                                           10,950,016(b,e)       52,669,576
General Motors                                          795,825(e)          9,151,988
                                                                      ---------------
Total                                                                      61,821,564
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.3%)
USG                                                     271,683(b,e)        8,033,666
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.3%)
Invesco                                                 320,443             7,684,223
-------------------------------------------------------------------------------------


CHEMICALS (4.1%)
Eastman Chemical                                        754,292            51,940,547
Lubrizol                                                470,498            21,798,172
PPG Inds                                                507,097            29,092,155
                                                                      ---------------
Total                                                                     102,830,874
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.9%)
Deluxe                                                  349,559             6,229,141
Dun & Bradstreet                                        100,353             8,794,937
Pitney Bowes                                            172,985             5,898,789
Ritchie Bros Auctioneers                                945,631(c)         25,654,969
                                                                      ---------------
Total                                                                      46,577,836
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.4%)
Tellabs                                               2,091,334(b)          9,724,703
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.7%)
Chicago Bridge & Iron                                   555,773(c)         22,130,881
Fluor                                                   121,541            22,616,349
Foster Wheeler                                          102,893(b)          7,526,623
Insituform Technologies Cl A                            127,120(b)          1,936,038
Jacobs Engineering Group                                 80,821(b)          6,522,255
KBR                                                     203,584             7,107,117
                                                                      ---------------
Total                                                                      67,839,263
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.2%)
Genuine Parts                                           146,850             5,827,008
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Apollo Mgmt LP                                          264,000(b,d,g)      3,828,000
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
CenturyTel                                              372,163            13,245,281
Qwest Communications Intl                             3,348,269            13,158,697
Windstream                                            1,156,919            14,276,381
                                                                      ---------------
Total                                                                      40,680,359
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.2%)
Pinnacle West Capital                                   180,581             5,556,477
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.3%)
AO Smith                                                389,475            12,786,464
Cooper Inds Cl A                                        785,689            31,034,716
Rockwell Automation                                     304,386            13,310,800
                                                                      ---------------
Total                                                                      57,131,980
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
Agilent Technologies                                    755,847(b)         26,862,803
Celestica                                             2,837,647(b,c)       23,921,364
Flextronics Intl                                      2,431,023(b,c)       22,851,616
                                                                      ---------------
Total                                                                      73,635,783
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (8.1%)
BJ Services                                           1,613,733            51,542,631
Cameron Intl                                            633,234(b)         35,049,502
ENSCO Intl                                              125,638            10,144,012
Nabors Inds                                             270,486(b,c)       13,316,026
Natl Oilwell Varco                                      153,164(b)         13,588,710
Smith Intl                                              226,413            18,823,977
Transocean                                              158,794(b)         24,198,618
Weatherford Intl                                        744,898(b)         36,939,492
                                                                      ---------------
Total                                                                     203,602,968
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Reddy Ice Holdings                                      424,413             5,805,970
-------------------------------------------------------------------------------------


GAS UTILITIES (0.4%)
Questar                                                 132,493             9,412,303
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                                 168,157(b)          6,744,777
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.4%)
McKesson                                                165,111             9,231,356
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.2%)
Royal Caribbean Cruises                               1,378,985(e)         30,985,793
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.7%)
Centex                                                  136,872             1,829,979
DR Horton                                               215,084             2,333,661
KB Home                                                 133,511             2,260,341
Mohawk Inds                                             177,752(b,e)       11,393,903
Pulte Homes                                             188,883             1,818,943
Stanley Works                                           709,699            31,815,807
Whirlpool                                               262,573            16,208,631
                                                                      ---------------
Total                                                                      67,661,265
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Mirant                                                  184,748(b)          7,232,884
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.5%)
McDermott Intl                                          406,538(b)         25,160,637
Textron                                                 255,901            12,265,335
                                                                      ---------------
Total                                                                      37,425,972
-------------------------------------------------------------------------------------


INSURANCE (11.1%)
ACE                                                     386,788(c)         21,308,151
Aon                                                   1,124,103            51,641,291
Assurant                                                167,081            11,020,663


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Axis Capital Holdings                                   713,206(c)        $21,260,671
Everest Re Group                                        646,490(c)         51,531,717
Lincoln Natl                                            289,163            13,104,867
Loews                                                   194,768             9,134,619
Marsh & McLennan Companies                              493,644            13,106,248
PartnerRe                                               690,389(c)         47,726,592
Willis Group Holdings                                   419,921(c)         13,172,922
XL Capital Cl A                                       1,342,417(c)         27,600,094
                                                                      ---------------
Total                                                                     280,607,835
-------------------------------------------------------------------------------------


IT SERVICES (1.9%)
Computer Sciences                                       464,985(b)         21,779,897
Electronic Data Systems                               1,095,751            26,999,305
                                                                      ---------------
Total                                                                      48,779,202
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.5%)
Hasbro                                                  384,836            13,746,342
-------------------------------------------------------------------------------------


MACHINERY (7.7%)
AGCO                                                    316,122(b)         16,567,954
Cummins                                                 277,960            18,211,939
Eaton                                                   728,848            61,930,215
Ingersoll-Rand Cl A                                   1,075,305(c)         40,248,666
Manitowoc                                               718,932            23,386,858
Parker Hannifin                                          85,708             6,112,695
Terex                                                   401,862(b)         20,643,651
Timken                                                  189,926             6,256,162
                                                                      ---------------
Total                                                                     193,358,140
-------------------------------------------------------------------------------------


MEDIA (1.6%)
Interpublic Group of Companies                        1,539,308(b)         13,238,049
Natl CineMedia                                          881,176             9,393,336
Regal Entertainment Group Cl A                        1,102,581(e)         16,847,438
                                                                      ---------------
Total                                                                      39,478,823
-------------------------------------------------------------------------------------


METALS & MINING (2.0%)
Freeport-McMoRan Copper & Gold                          249,111            29,193,318
Nucor                                                   276,603            20,653,946
                                                                      ---------------
Total                                                                      49,847,264
-------------------------------------------------------------------------------------


MULTILINE RETAIL (3.4%)
Family Dollar Stores                                  1,339,084            26,701,334
JC Penney                                               158,439             5,749,751
Kohl's                                                  608,694(b)         24,372,108
Macy's                                                1,125,097            21,849,384
Nordstrom                                               191,299             5,796,360
                                                                      ---------------
Total                                                                      84,468,937
-------------------------------------------------------------------------------------


MULTI-UTILITIES (2.2%)
Consolidated Edison                                     156,154             6,104,060
DTE Energy                                              161,962             6,873,667
Energy East                                             370,766             9,165,336
NiSource                                                358,254             6,419,912
Sempra Energy                                           480,315            27,113,781
                                                                      ---------------
Total                                                                      55,676,756
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (9.8%)
Chesapeake Energy                                       268,561            17,714,284
El Paso                                               1,556,393            33,835,984
Enbridge                                                840,137(c)         36,277,116
Frontier Oil                                             88,982             2,127,560
Hess                                                    124,982            15,771,479
Newfield Exploration                                    701,361(b)         45,763,804
Pioneer Natural Resources                               601,451            47,081,583
Southwestern Energy                                     631,176(b)         30,050,289
Sunoco                                                  237,304             9,655,900
Tesoro                                                  200,826             3,970,330
Ultra Petroleum                                          46,739(b)          4,589,770
                                                                      ---------------
Total                                                                     246,838,099
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.7%)
MeadWestvaco                                            755,658            18,014,887
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.4%)
King Pharmaceuticals                                    764,160(b)          8,000,755
Mylan                                                 2,283,924(e)         27,566,963
                                                                      ---------------
Total                                                                      35,567,718
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.5%)
Boston Properties                                        72,969             6,583,263
Equity Residential                                      510,106            19,521,756
Rayonier                                                456,973            19,403,074
Simon Property Group                                    199,649            17,946,449
                                                                      ---------------
Total                                                                      63,454,542
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
St. Joe                                                 253,304(e)          8,693,393
-------------------------------------------------------------------------------------


ROAD & RAIL (2.9%)
CSX                                                     628,536            39,478,346
Kansas City Southern                                    781,905(b)         34,396,001
                                                                      ---------------
Total                                                                      73,874,347
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Intersil Cl A                                           754,853            18,358,025
LSI                                                   4,232,375(b)         25,986,783
Maxim Integrated Products                             1,049,246            22,086,628
Microchip Technology                                    704,883            21,527,127
Micron Technology                                     2,660,897(b)         15,965,382
Natl Semiconductor                                    1,127,180            23,152,277
                                                                      ---------------
Total                                                                     127,076,222
-------------------------------------------------------------------------------------


SOFTWARE (2.0%)
BMC Software                                            757,697(b)         27,277,092
McAfee                                                  663,122(b)         22,566,042
                                                                      ---------------
Total                                                                      49,843,134
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.5%)
Bed Bath & Beyond                                       481,542(b)         13,531,330
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Liz Claiborne                                           473,800             6,704,270
VF                                                      364,577            25,950,591
                                                                      ---------------
Total                                                                      32,654,861
-------------------------------------------------------------------------------------


TOBACCO (2.2%)
Lorillard                                               792,381(b,e)       54,801,098
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,530,336,055)                                                 $2,456,998,167
-------------------------------------------------------------------------------------





BONDS (0.2%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $5,518,000            $5,425,574
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,518,000)                                                         $5,425,574
-------------------------------------------------------------------------------------




MONEY MARKET FUND (7.0%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%             175,386,804(h)       $175,386,804
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $175,386,804)                                                     $175,386,804
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,711,240,859)(i)                                              $2,637,810,545
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2008, the value of foreign securities represented 14.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $3,828,000 or 0.2% of net assets.

(e)  At June 30, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.1% of net assets. The Fund's cash equivalent position is 1.9% of net assets.


--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES            COST
----------------------------------------------------------------
Apollo Mgmt LP*                        08-02-07       $6,248,880


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(i) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $2,711,241,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $328,437,000
Unrealized depreciation                                                    (401,867,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(73,430,000)
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Investment Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 28, 2008


By /s/ Jeffrey P. Fox
   ---------------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 28, 2008